UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-07670

          BlackRock New Jersey Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New Jersey Investment Quality Municipal Trust, Inc.
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—116.4%
			Multi-State—7.3%
A3	$1,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	$1,071,950

			New Jersey—95.3%
AAA	1,000		Delaware River Port. Auth. of PA & NJ, 5.75%, 1/01/26, FSA	01/10 @ 100	1,075,480
			Econ. Dev. Auth.,
BBB	1,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	1,057,860
B	925		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	918,238
NR	60		First Mtg. Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	61,231
NR	110		First Mtg. Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	111,641
BBB	500		Sld. Wst. Rev., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	524,305
AAA	900		Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA	No Opt. Call	976,581
AAA	1,000	[4]	Edl. Fac. Auth., Rowan Coll. Proj., Ser. E, 5.875%, 7/01/06, AMBAC	N/A	1,021,070
AAA	1,000	[4]	Essex Cnty. Util. Auth. Sld. Wst., Ser. A, 5.60%, 4/01/06, FSA	N/A	1,023,900
			Hlth. Care Fac. Fin. Auth.,
A	1,000		Hackensack Univ. Med. Ctr. Proj., 6.00%, 1/01/25	01/10 @ 101	1,067,160
AAA	1,000		St. Joseph’s Hosp. & Med. Ctr. Proj., 5.75%, 7/01/16, CONNIE LEE	07/06 @ 102	1,028,890
			Middlesex Cnty. Impvt. Auth.,
Baa1	1,000		Student Hsg. Proj., Ser. A, 5.00%, 8/15/35	08/14 @ 100	1,007,170
NR	750		Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	741,983
AAA	1,000		Passaic Valley Sewage Com., Swr. Sys., GO, Ser. E, 5.75%, 12/01/21, AMBAC	12/09 @ 101	1,084,910
BBB	1,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	1,048,000
			Tpke. Auth.,
AAA	840	[5]	Ser. C, 6.50%, 1/01/16, AMBAC	ETM	985,984
AAA	160		Ser. C, 6.50%, 1/01/16, AMBAC	No Opt. Call	187,219

					13,921,622

			Puerto Rico—13.8%
			Hwy. & Trans. Auth.,
BBB+	130		5.00%, 7/01/30	07/15 @ 100	132,044
BBB+	265		5.00%, 7/01/40	07/15 @ 100	267,565
BBB+	255		5.00%, 7/01/45	07/15 @ 100	257,468
BBB+	235		Ser. K, 5.00%, 7/01/35	07/15 @ 100	237,275
AAA	80		Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	90,925
AAA	1,000	[4]	Puerto Rico, GO, 5.40%, 7/01/06, FSA	N/A	1,024,300

					2,009,577

			Total Long-Term Investments (cost $16,026,842)		17,003,149

			SHORT-TERM INVESTMENTS—31.0%
			New Jersey—20.4%
VMIG1	700	[6]	Econ. Dev. Auth. Rev. Lawrence Sch. Proj., Ser. B, 2.97%, 2/01/06, FRDD	N/A	700,000
A-1+	285	[6]	Edl. Fac. Auth., Princeton Univ. Proj., Ser. B, 2.92%, 2/01/06, FRDD	N/A	285,000
VMIG1	200	[6]	Essex Cnty. Impvt. Auth. Rev., Aces Pooled Govt. Loan Prog., 2.97%, 2/01/06, FRDD	N/A	200,000
A-1+	500	[6]	Gloucester Cnty. Ind. Poll. Ctrl. ExxonMobil Proj., 2.65%, 2/01/06, FRDD	N/A	500,000
A-1+	700	[6]	Mercer Cnty. Impvt. Auth. Rev., Atlantic Fndtn. & Johnson Proj., 2.97%, 2/01/06, MBIA, FRDD	N/A	700,000
A-1+	590	[6]	Sports & Expo. Auth., Ser. B 2, 1.93%, 2/01/06, MBIA, FRDD	N/A	590,000

					2,975,000

			Puerto Rico—9.6%
A-1	700	[6]	Gov’t. Dev. Bank, 1.79%, 2/01/06, MBIA, FRWD	N/A	700,000
A-1	700	[6]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 2.97%, 2/01/06, AMBAC, FRWD	N/A	700,000

					1,400,000

1

BlackRock New Jersey Investment Quality Municipal Trust (RNJ) (continued)

Shares
(000)	Description	Value

	Money Market Funds—1.0%
150	AIM Tax Free Investment Co. Cash Reserve Portfolio	$150,000

	Total Short-Term Investments (cost $4,525,000)	4,525,000

	Total Investments—147.4% (cost $20,551,8427)	$21,528,149
	Other assets in excess of liabilities—4.0%	582,548
	Preferred shares at redemption value, including dividends payable—(51.4)%	(7,504,314)

	Net Assets Applicable to Common Shareholders—100%	$14,606,383

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2006, the Trust held 7.3% of its net assets, with a current market value of $1,071,950, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is collateralized by U.S. Treasury obligations.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of January 31, 2006.
[7]	Cost for Federal income tax purposes is $20,542,679. The net unrealized appreciation on a tax basis is $985,470, consisting of $1,005,306 gross unrealized appreciation and $19,836 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
CONNIE LEE	—	College Construction Loan Insurance Assoc.	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FRDD	—	Floating Rate Daily Demand	MBIA	—	Municipal Bond Insurance Assoc.

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock New Jersey Investment Quality Municipal Trust, Inc.

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006